Financial instruments (Details 14) - Recurring basis - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	SFr 4,979	SFr 7,406
Transfers out of level 1 to level 2, Trading assets	1,468	1,424
Transfers to level 1 out of level 2, Trading liabilities	4,745	7,067
Transfers out of level 1 to level 2, Trading liabilities	332	835
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	85	1,108
Transfers out of level 1 to level 2, Trading assets	187	533
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	566	513
Transfers out of level 1 to level 2, Trading assets	1,257	391
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	4,328	5,785
Transfers out of level 1 to level 2, Trading assets	24	500
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading liabilities	108	861
Transfers out of level 1 to level 2, Trading liabilities	79	658
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading liabilities	85	133
Transfers out of level 1 to level 2, Trading liabilities	139	90
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading liabilities	4,552	6,073
Transfers out of level 1 to level 2, Trading liabilities	114	87
Bank
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	4,979	7,406
Transfers out of level 1 to level 2, Trading assets	1,468	1,424
Transfers to level 1 out of level 2, Trading liabilities	4,745	7,067
Transfers out of level 1 to level 2, Trading liabilities	332	835
Bank | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	85	1,108
Transfers out of level 1 to level 2, Trading assets	187	533
Bank | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	566	513
Transfers out of level 1 to level 2, Trading assets	1,257	391
Bank | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	4,328	5,785
Transfers out of level 1 to level 2, Trading assets	24	500
Bank | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading liabilities	108	861
Transfers out of level 1 to level 2, Trading liabilities	79	658
Bank | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading liabilities	85	133
Transfers out of level 1 to level 2, Trading liabilities	139	90
Bank | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading liabilities	4,552	6,073
Transfers out of level 1 to level 2, Trading liabilities	SFr 114	SFr 87